Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Abstract]
Right-of-use (ROU) assets	$ 1,594	$ 2,052
Lease liabilities	$ 1,602	$ 2,052
Lease borrowing rate	2.80%